UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

Annual Report

July 31, 2007

1-877-277-6933

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to present the annual report for the Arrow DWA Balanced Fund (the “Fund”) for the fiscal year ended July 31, 2007.  The Fund seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. The Fund is sub-advised by Dorsey Wright & Associates utilizing its proprietary point-and-figure technical research. The Fund is tactically managed and designed to beat its benchmark1 (the “Benchmark”) on a risk-adjusted basis over the course of a full market cycle.

PERFORMANCE

The Fund’s performance for the year (since inception August 7, 2006) exceeded the Benchmark.

Arrow DWA Balanced Fund – Class A (DWAFX)

                        14.28%

Arrow DWA Balanced Fund – Class A (DWAFX), with load

  7.71%

Arrow DWA Balanced Fund – Advisor Class (DWATX)

                        13.48%

Benchmark[i] (60% S&P 500 Index, 40% Lehman Aggregate Bond Index)       11.75%

Performance displayed represents past performance, which is no guarantee of future results. The maximum sales charge for Class A shares is 5.75%. Class A share investors may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. The Fund’s Annual Operating expense is 1.75% for Class A shares and 2.50% for the Advisor Class shares.

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. Current performance may be higher or lower than the performance quoted.   For performance information current to the most recent month-end, please call toll free 1-877-277-6933.

The Fund provides broad diversification across sector, style, international, fixed-income, and alternative asset classes. Its tactical approach uses relative strength to reallocate the portfolio segments, within certain bands, to stay responsive to market conditions. The strategy allocation profiles below indicate how the Fund has made adjustments to respond to changing market conditions.

                     August 11, 2006                                                                                                   July 31, 2007

Style Rotation 13%
Sector Rotation 12%
International Rotation 22%
Alternative Rotation 20%
Fixed Income Rotation 33%

Style Rotation
13%
Sector Rotation
9%
International Rotation
34%
Alternative Rotation
13%
Fixed Income Rotation
31%

Source: Arrow Funds

EDUCATION

We take great pride in partnering with financial advisors to educate our shareholders. On our website (www.arrowfunds.com) we provide our shareholders with tools and timely information regarding the Fund, its investment strategy, and the marketplace. The website has a dedicated section for financial professionals. The financial professional area provides access to modeling tools, the investment strategy’s historic performance, and our popular quarterly newsletter, the Arrow Quarterly Bullseye. On our public site, we encourage our shareholders to learn more about the Fund and its investment strategy, with an online presentation including audio, and we also provide easy access to historical NAVs, performance, and holdings.

In the future we will continue to focus on our mission of educating and informing the financial advisor and on creating value for our clients by offering investment strategies that seek to enhance returns and mitigate risk.

FEES

The Fund continues to raise assets with shareholders that seek to turn volatility into opportunity by making long-term purchases into the strategy during periods of draw-downs and early recovery. As the Fund approaches its $100-million-in-assets milestone and beyond, we will continue to see the economies of scale reduce the Fund’s operating expenses. We are also pleased to announce that Arrow Investment Advisors will reduce the Fund’s expense limitations (not including trading expenses, and underlying fund fees) from 2.00% (Class A shares) and 2.75% (Advisor Class shares) to 1.60% (Class A shares) and 2.35% (Advisor Class shares). This change will be effective August 1, 2007, and will be reflected in the Fund’s fee table in the next updated prospectus, which should be mailed to shareholders this October.

Please contact your financial advisor or visit our Web site, www.arrowfunds.com, for more information about our funds. We are grateful for your investment in the Fund, and for your trust.

Sincerely,

Noah Hamman

 60% S&P 500 Index and 40% Lehman Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index composed of investment-grade securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in indexes which are unmanaged and do not incur fees and charges.

The total annual operating expense ratio for Class A shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated August 1, 2006 was 1.75%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 1.75% for the same period.     [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.]   The total annual operating expense ratio for Advisor Class shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated August 1, 2006 was 2.50%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 2.50% for the same period.  [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.]

 The Fund charges a fee of 1.00% on redemption of shares held less than 30 days.   The performance figures stated above do not reflect the deduction of these fees/sales charges.   Had such fees been deducted, performance figures would have been lower.

An investor should consider the Fund’s investment objective, risks, charges, and expenses carefully before investing or sending money. This and other information about Arrow Funds is contained in the Fund’s prospectus, which can be obtained by calling 1-877-277-6933. Please read the prospectus carefully before investing.

Arrow is distributed by Aquarius Fund Distributors, LLC member FINRA/ SIPC.

0962-AFD-9/27/2007

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW

July 31, 2007 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2007, compared to its benchmarks:

	Six Months	Inception** - July 31, 2007
The Arrow DWA Balanced Fund – Class A	2.90%	14.28%
The Arrow DWA Balanced Fund – Class A with load	-2.99%	7.71%
The Arrow DWA Balanced Fund – Advisor Class	2.54%	13.48%
Lehman Aggregate Bond Index	1.86%	5.16%
S&P 500 Total Return Index	2.10%	16.15%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Advisor Class shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
International Index Funds	33.7%
Debt Index Funds	26.0%
Style Index Funds	13.3%
Alternative Index Funds	13.0%
Sector Index Funds	9.2%
Other, Cash & Cash Equivalents	4.8%
100.00%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007
	Shares		Value
		EXCHANGE TRADED FUNDS - 95.2%
		ALTERNATIVE INDEX FUNDS - 13.0%
	235,222	PowerShares DB Gold Fund*	$ 6,179,282
	139,459	PowerShares DB G10 Currency Harvest Fund*	4,008,051
	24,573	StreetTRACKS Gold Trust*	1,616,658
			11,803,991

		DEBT INDEX FUNDS - 26.0%
	122,526	iShares Lehman Aggregate Bond Fund	12,128,849
	152,815	Vanguard Short-Term Bond Fund	11,516,138
			23,644,987

		INTERNATIONAL INDEX FUNDS - 33.7%
	59,182	iShares FTSE/Xinhua China 25 Index Fund	8,280,154
	95,122	iShares MSCI Brazil Index Fund	6,049,759
	130,898	iShares MSCI Mexico Index Fund	7,695,494
	437,119	iShares MSCI Malaysia Index Fund	5,105,550
	265,159	iShares MSCI Singapore Index Fund	3,587,601
			30,718,558

		SECTOR INDEX FUNDS - 9.2%
	50,761	iShares Dow Jones Basic Material Index Fund	3,495,910
	71,845	iShares Dow Jones US Telecommunications Sector Index Fund	2,399,623
	27,261	iShares Dow Jones US Utilities Sector Index Fund	2,520,825
			8,416,358

		STYLE INDEX FUNDS - 13.3%
	282,000	Powershares Dynamic Mid Cap Growth Fund	6,277,320
	169,831	Rydex S&P 500 Pure Value Fund	5,811,617
			12,088,937

		TOTAL EXCHANGE TRADED FUNDS (Cost $82,374,625)	86,672,831

	See accompanying notes to financial statements.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		SHORT-TERM INVESTMENTS - 5.3%
	4,820,168	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 5.03%, 8/1/07 (Cost $4,820,168)	$ 4,820,168

		TOTAL INVESTMENTS - 100.5% (Cost $87,194,793) (a)	$ 91,492,999
		OTHER ASSETS & LIABILITIES - (0.5%)	(404,857)
		NET ASSETS - 100.0%	$ 91,088,142

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $87,195,308 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 4,738,440
	Unrealized depreciation (440,749)
	Net unrealized appreciation $ 4,297,691

*	Non-Income producing security.

	See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

ASSETS
Investment securities:
At cost	$ 87,194,793
At value	$ 91,492,999
Receivable for securities sold	2,622,441
Receivable for Fund shares sold	355,075
Dividends and interest receivable	14,401
Prepaid expenses and other assets	38,014
TOTAL ASSETS	94,522,930

LIABILITIES
Payable for investments purchased	3,054,356
Due to custodian	174,046
Investment advisory fees payable	79,387
Fund shares repurchased	44,868
Distribution (12b-1) fees payable	32,538
Administration fees payable	10,953
Custody fees payable	6,708
Fund accounting fees payable	6,602
Transfer agent fees payable	4,495
Compliance officer fees payable	1,236
Accrued expenses and other liabilities	19,599
TOTAL LIABILITIES	3,434,788
NET ASSETS	$ 91,088,142

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 86,527,549
Accumulated net realized gain from security transactions	262,387
Net unrealized appreciation of investments	4,298,206
NET ASSETS	$ 91,088,142

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2007

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$ 19,197,251
Shares of beneficial interest outstanding	1,699,115
Net asset value, offering price and redemption price per share (a)	$ 11.30

Class A Shares:
Net Assets	$ 71,890,891
Shares of beneficial interest outstanding	6,325,734
Net asset value and redemption price per share (a)	$ 11.36
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 12.05

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF OPERATIONS
For the Period July 31, 2007 (a)

INVESTMENT INCOME
Dividends	$ 960,076
Interest	102,110
TOTAL INVESTMENT INCOME	1,062,186

EXPENSES
Investment advisory fees	486,273
Distribution (12b-1) fees:
Class A	97,594
Advisor Class	95,897
Administrative services fees	54,228
Registration fees	50,822
Transfer agent fees	47,189
Professional fees	39,849
Accounting services fees	26,899
Printing and postage expenses	18,118
Custodian fees	17,083
Compliance officer fees	13,987
Insurance expense	5,155
Trustees' fees and expenses	2,636
Other expenses	4,832
TOTAL EXPENSES	960,562

NET INVESTMENT INCOME	101,624

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	380,791
Net change in unrealized appreciation of investments	4,298,206
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,678,997

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 4,780,621

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2007 (a)
FROM OPERATIONS
Net investment income	$ 101,624
Net realized gain from security transactions	380,791
Net change in unrealized appreciation of investments	4,298,206
Net increase in net assets resulting from operations	4,780,621

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Advisor Class	(28,754)
Class A	(191,274)
Net decrease in net assets from distributions to shareholders	(220,028)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	19,850,698
Class A	73,226,114
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Advisor Class	27,147
Class A	102,356
Redemption fee proceeds:
Advisor Class	847
Class A	3,614
Payments for shares redeemed:
Advisor Class	(1,465,393)
Class A	(5,217,834)
Net increase in net assets from shares of beneficial interest	86,527,549

TOTAL INCREASE IN NET ASSETS	91,088,142

NET ASSETS
Beginning of Period	-
End of Period	$ 91,088,142
* Includes accumulated net investment income of:	$ -

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
July 31,
2007 (a)

SHARE ACTIVITY
Advisor Class:
Shares Sold	1,835,126
Shares Reinvested	2,509
Shares Redeemed	(138,520)
Net increase in shares of beneficial interest outstanding	1,699,115

Class A:
Shares Sold	6,780,145
Shares Reinvested	9,442
Shares Redeemed	(463,853)
Net increase in shares of beneficial interest outstanding	6,325,734

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Advisor Class		Class A
	Period		Period
	Ended		Ended
	July 31,		July 31,
	2007 (1)		2007 (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.04
Net realized and unrealized
gain on investments	1.39		1.38
Total from investment operations	1.35		1.42

Paid-in-capital from redemption fees	0.00	(6)	0.00	(6)

Less distributions from:
Net investment income	(0.05)		(0.06)
Net realized gains	-		-
Total distributions	(0.05)		(0.06)

Net asset value, end of period	$ 11.30		$ 11.36

Total return (3)(5)	13.48%		14.28%

Net assets, end of period (000s)	$ 19,197		$ 71,891

Ratio of net expenses to average
net assets (7)	2.58%	(4)	1.83%	(4)
Ratio of net investment income (loss)
to average net assets (7)	(0.44)%	(4)	0.37%	(4)

Portfolio Turnover Rate	118%	(5)	118%	(5)

(1)	The Advisor Class and Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

1.

ORGANIZATION

The Arrow DWA Balanced Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.

The Fund currently offers Advisor Class shares and Class A shares.   Advisor Class shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on January 31, 2008 will have no impact on the financial statements of the Fund.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $142,693,897 and $60,684,240, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to the Fund.   The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.35% and 1.60% per annum of the Fund’s average daily net assets for Advisor Class shares and Class A shares, respectively.   These limitations have been lowered from 2.75% and 2.00%, respectively, for Advisor Class shares and Class A shares under the previous waiver agreement.   No reimbursements were made for the period ended July 31, 2007.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Advisor Class and Class A shares are subsequently less than 2.35% and 1.60% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.35% and 1.60% of average daily net assets for the Advisor Class and Class A, respectively. If the Fund Operating Expenses attributable to the Advisor Class and Class A shares subsequently exceed 2.35% and 1.60% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for the Advisor Class and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Advisor and Class A shares and is an affiliate of GFS. For the period ended July 31, 2007, the Distributor received $1,160,878 in underwriting commissions for sales of Class A shares, of which $151,150 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended July 31, 2007 was $8,329.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2007, the Fund incurred expenses of $13,987 for compliance services pursuant to the Trust’s Agreement with FCS.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2007, GemCom collected amounts totaling $16,874 for EDGAR and printing services performed for the Fund.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2007, the Fund assessed $4,461 in redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, which are due to different book and tax treatments of short-term capital gains, resulted in reclassification for the period ended July 31, 2007 as follows: a decrease in accumulated net realized gains of $118,404 and a decrease in distributions in excess of net investment income of $118,404.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Arrow DWA Balanced Fund

We have audited the accompanying statement of assets and liabilities of Arrow DWA Balanced Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period August 7, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund as of July 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period August 7, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 18, 2007

The Arrow DWA Balanced Fund

EXPENSE EXAMPLES

July 31, 2007 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow DWA Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow DWA Balanced Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07	Expense Ratio During Period** 2/1/07 – 7/31/07
Advisor Class	$1,000.00	$1,025.40	$12.55*	2.50%
Class A	1,000.00	1,029.00	8.85*	1.76%

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07	Expense Ratio During Period** 2/1/07 – 7/31/07
Advisor Class	$1,000.00	$1,012.40	$12.47*	2.50%
Class A	1,000.00	1,016.07	8.80*	1.76%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow DWA Balanced Fund

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (Age: 62) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corp. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

Anthony J. Hertl (Age: 57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Northern Lights Variable Trust.

27
Gary Lanzen (Age: 53) Trustee Chief Investment Office (2006 – President), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27
Interested Trustees and Officers
Michael Miola*** (Age: 54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

The Arrow DWA Balanced Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2007 (Unaudited)

Interested Trustees and Officers (continued)
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC (since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom, LLC; Vice President, JP Morgan Chase & Co. (1998-2001)

N/A

Lynn Bowley (Age: 48)

4020 So. 147th Street; Omaha, NE  68137

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (01/07-present); Vice President of Investment Support Services for Mutual of Omaha Cos. (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Cos. (1998-2002)

N/A

Emile R. Molineaux (Age: 45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Sr. Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003-Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006-Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control of the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

TAX INFORMATION

July 31, 2007 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, 60% of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

8014 Midlothian Turnpike

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $ 13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $  2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07